Long-term Debt and Other Long-Term Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings [Abstract]
Summary of Detailed Information About Borrowings
		March 31,	March 31,
	Maturity Date	2018	2017
Mortgage payable with a five-year term and amortization period of seven years bearing an annual interest rate of 4.9%	August 1, 2021	$2,777	$3,210

Mortgage payable with a five-year term and amortization period of seven years bearing an annual interest rate of 5.3%	December 1, 2019	1,089	1,345

Mortgage payable with a five-year term and amortization period of seven years bearing an annual interest rate of 4.8%	December 1, 2020	2,648	2,994

Term loan at 10% interest with monthly repayment	October 1, 2024	1,564	1,724

Finance lease obligations with interest rates between 5.9%-17.1%, and terms between 2-5 years, liens against the related leased equipment		344	1,057
		8,422	10,330
Less: current portion		(1,557)	(1,691)
Long-term portion		$6,865	$8,639

Summary of Principal Repayments of Long-term Debt
18.	Long-term debt AND other Long-TERM LIABILITIES (CONTINUED)

Principal repayments required on the long-term debt in the next five fiscal years are as follows:

2019	$1,547
2020	2,048
2021	2,537
2022	1,588
2023	263
Thereafter	439

$8,422